American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
April 30, 2025

One Choice 2025 Portfolio - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.0%
Diversified Bond Fund G Class	26,586,821	243,801,149
High Income Fund G Class	5,568,381	47,442,608
Inflation-Adjusted Bond Fund G Class	4,185,817	45,123,106
Short Duration Fund G Class	10,442,219	102,542,593
Short Duration Inflation Protection Bond Fund G Class	8,975,084	96,302,648
		535,212,104
Domestic Equity Funds — 32.0%
Focused Large Cap Value Fund G Class	11,092,767	113,035,293
Growth Fund G Class	917,154	50,535,163
Heritage Fund G Class	837,031	22,926,271
Large Cap Equity Fund G Class	2,680,151	131,300,582
Mid Cap Value Fund G Class	2,719,280	41,604,979
Select Fund G Class	282,901	32,881,605
Small Cap Dividend Fund G Class	1,292,899	12,411,828
Small Cap Growth Fund G Class	554,255	12,077,208
		416,772,929
International Fixed Income Funds — 15.0%
Emerging Markets Debt Fund G Class	1,754,106	15,681,712
Global Bond Fund G Class	20,499,731	179,577,645
		195,259,357
International Equity Funds — 12.0%
Global Real Estate Fund G Class	1,064,182	13,876,936
International Growth Fund G Class	4,802,654	63,347,006
International Small-Mid Cap Fund G Class	795,715	8,052,641
International Value Fund G Class	7,270,966	71,473,597
		156,750,180
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,126,721,654)		1,303,994,570
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,303,994,570

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$299,216	$11,300	$71,860	$5,145	$243,801	26,587	$(7,872)	$10,335
High Income Fund	57,617	2,841	14,043	1,028	47,443	5,568	(1,491)	2,841
Inflation-Adjusted Bond Fund	55,257	1,012	12,895	1,748	45,122	4,186	(942)	1,011
Short Duration Fund	119,464	6,709	25,503	1,873	102,543	10,442	(1,445)	4,398
Short Duration Inflation Protection Bond Fund	111,211	5,328	23,171	2,935	96,303	8,975	167	2,658
Focused Large Cap Value Fund	142,822	12,704	28,921	(13,570)	113,035	11,093	7,009	11,521
Growth Fund	82,767	5,508	16,845	(20,895)	50,535	917	20,902	3,131
Heritage Fund	30,333	3,019	5,807	(4,619)	22,926	837	4,653	3,019
Large Cap Equity Fund(3)	164,564	13,463	22,820	(23,906)	131,301	2,680	10,931	10,440
Mid Cap Value Fund	52,705	3,864	9,179	(5,785)	41,605	2,719	2,146	3,864
Select Fund	21,232	21,244	5,718	(3,876)	32,882	283	279	1,297
Small Cap Dividend Fund	—	14,834	164	(2,258)	12,412	1,293	(8)	171
Small Cap Growth Fund	16,771	165	3,177	(1,682)	12,077	554	943	165
Emerging Markets Debt Fund	18,924	599	4,664	822	15,681	1,754	(629)	599
Global Bond Fund	216,475	6,751	50,081	6,433	179,578	20,500	(5,973)	5,988
Global Real Estate Fund	16,726	467	3,050	(266)	13,877	1,064	379	467
International Growth Fund	78,005	1,369	11,723	(4,304)	63,347	4,803	5,408	1,025
International Small-Mid Cap Fund	10,048	237	1,758	(474)	8,053	796	138	238
International Value Fund	88,989	5,253	24,980	2,212	71,474	7,271	3,867	3,937
Emerging Markets Fund	1,226	—	560	(666)	—	—	715	—
Small Cap Value Fund	17,133	79	10,226	(6,986)	—	—	7,602	79
Non-U.S. Intrinsic Value Fund	1,111	—	716	(395)	—	—	384	—
	$1,602,596	$116,746	$347,861	$(67,486)	$1,303,995	112,322	$47,163	$67,184
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.